Fixed Assets - Property, plant and equipment (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Fixed Assets
Amount of contruction in progress	€ 139,369
Cost of sales
Fixed Assets
Impairment loss	36,641
Technical equipment and machines
Fixed Assets
Additions	3,189	€ 7,690
Assets under construction
Fixed Assets
Additions	5,858	€ 32,918
Company-owned GMP IV facility
Fixed Assets
Additions	€ 5,379